Lease Obligations and Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Lease Obligations And Commitments [Abstract]
Schedule of lease liabilities
$
Lease liabilities recognized as of January 1, 2021	641,251
Lease payments made	(251,383)
Interest expense on lease liabilities	39,836
Foreign exchange adjustment	(61,821)
Lease liabilities recognized as of January 1, 2022	367,883
Lease payments made	(128,608)
Interest expense on lease liabilities	12,821
252,096
Less: current portion	(252,096)
At June 30, 2022 – non-current portion	0

Schedule of rental agreement for office space
Year	Amount
($)
2022 (remaining)	131,576
2023	131,576